Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance (PVP)

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3) ($)	Total Shareholder Return (TSR)(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (Loss)(6) ($)	Adjusted EBITDA (7) ($)
2025	1,277,951	412,902	742,805	285,160	112	108	(16,356,000)	(6,452,000)
2024	2,498,908	4,323,665	1,482,822	2,520,733	200	124	7,174,000	26,718,000
2023	3,653,352	3,710,212	2,160,670	2,278,244	110	116	9,117,000	(224,000)
2022	2,001,234	1,331,988	866,917	635,772	90	133	(474,000)	11,894,000
2021	1,319,648	1,452,446	761,867	828,332	119	117	(3,897,000)	9,918,000

(1)	The Company’s CEO for all years presented is Harold Edwards.

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The Company’s CEO for all years presented is Harold Edwards.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025: Mark Palamountain

2024: Mark Palamountain

2023: Mark Palamountain

2022: Mark Palamountain, Alex Teague

2021: Mark Palamountain, Alex Teague

Peer Group Issuers, Footnote
(5)	Peer Group Total Shareholder Return reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on October 31, 2020 into the Dow Jones U.S. Food Producers Index.

PEO Total Compensation Amount	[1]	$ 1,277,951	$ 2,498,908	$ 3,653,352	$ 2,001,234	$ 1,319,648
PEO Actually Paid Compensation Amount	[1],[2]	$ 412,902	4,323,665	3,710,212	1,331,988	1,452,446
Adjustment To PEO Compensation, Footnote

	2025		2024		2023		2022		2021
	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation from Summary Compensation Table	1,277,951	742,805	2,498,908	1,482,822	3,653,352	2,160,670	2,001,234	866,917	1,319,648	761,867
Less: Change in Pension Value per the Summary Compensation Table	—	—	—	—	—	—	—	—	(134)	—
Less: Stock Awards per the Summary Compensation Table	(499,997)	(250,011)	(955,704)	(523,422)	(1,766,543)	(1,016,200)	(825,550)	(266,983)	(610,400)	(305,200)
Add: Year-end fair value of unvested awards granted in the current year	297,620	150,923	1,615,397	903,323	1,744,738	1,094,443	238,600	59,650	430,123	215,061
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	(323,304)	(167,724)	389,089	208,148	23,600	11,800	(55,999)	(13,999)	49,066	24,532
Add: Fair value at vest date for awards granted and vested in current year	—	—	302,424	151,225	—	—	119,300	29,825	215,077	107,539
Add: Difference in fair value between prior year-end fair value and vest date fair value for awards granted in prior years	(339,368)	(190,833)	473,551	298,637	55,066	27,532	(145,597)	(39,639)	49,066	24,534
Compensation Actually Paid (as calculated)	412,902	285,160	4,323,665	2,520,733	3,710,212	2,278,244	1,331,988	635,772	1,452,446	828,332

Non-PEO NEO Average Total Compensation Amount	[3]	$ 742,805	1,482,822	2,160,670	866,917	761,867
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 285,160	2,520,733	2,278,244	635,772	828,332
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023		2022		2021
	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non-CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation from Summary Compensation Table	1,277,951	742,805	2,498,908	1,482,822	3,653,352	2,160,670	2,001,234	866,917	1,319,648	761,867
Less: Change in Pension Value per the Summary Compensation Table	—	—	—	—	—	—	—	—	(134)	—
Less: Stock Awards per the Summary Compensation Table	(499,997)	(250,011)	(955,704)	(523,422)	(1,766,543)	(1,016,200)	(825,550)	(266,983)	(610,400)	(305,200)
Add: Year-end fair value of unvested awards granted in the current year	297,620	150,923	1,615,397	903,323	1,744,738	1,094,443	238,600	59,650	430,123	215,061
Add: Year-over-year difference of year-end fair values for unvested awards granted in prior years	(323,304)	(167,724)	389,089	208,148	23,600	11,800	(55,999)	(13,999)	49,066	24,532
Add: Fair value at vest date for awards granted and vested in current year	—	—	302,424	151,225	—	—	119,300	29,825	215,077	107,539
Add: Difference in fair value between prior year-end fair value and vest date fair value for awards granted in prior years	(339,368)	(190,833)	473,551	298,637	55,066	27,532	(145,597)	(39,639)	49,066	24,534
Compensation Actually Paid (as calculated)	412,902	285,160	4,323,665	2,520,733	3,710,212	2,278,244	1,331,988	635,772	1,452,446	828,332

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Total Compensation from Summary Compensation Table

The following table identifies the most important performance measures used by our Compensation Committee to link the “Compensation Actually Paid” (CAP) to our Chief Executive Officer and other NEOs in fiscal year 2025, to Company performance:

Performance Measures
Adjusted EBITDA
Revenues
Gains on strategic special projects
Equity earnings from real estate development

Total Shareholder Return Amount	[4]	$ 112	200	110	90	119
Peer Group Total Shareholder Return Amount	[5]	108	124	116	133	117
Net Income (Loss)	[6]	$ (16,356,000)	$ 7,174,000	$ 9,117,000	$ (474,000)	$ (3,897,000)
Company Selected Measure Amount	[7]	(6,452,000)	26,718,000	(224,000)	11,894,000	9,918,000
PEO Name		Harold Edwards	Harold Edwards	Harold Edwards	Harold Edwards	Harold Edwards
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		(7)In the Company’s assessment, Adjusted EBITDA is the financial performance measure that is the most important financial performance measure used by the Company in fiscal year 2025 to link compensation actually paid to performance. The dollar amounts reported are the Company’s Adjusted EBITDA reflected in the Company’s Form 10-K, and represent earnings before interest, income taxes, depreciation and amortization (“EBITDA”), excluding stock-based compensation, named executive officer cash severance, pension settlement cost, impairment of intangible asset, gain or loss on disposal of assets, cash bonus related to sale of assets, gain on legal settlement, cash severance benefits, contract termination fee and gain on remeasurement of previously held equity method investment. Adjusted EBITDA is not prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and should not be construed as an alternative to reported results determined in accordance with GAAP. The non-GAAP information provided is unique to us and may not be consistent with methodologies used by other companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name		Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name		Gains on strategic special projects
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name		Equity earnings from real estate development
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (134)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(499,997)	(955,704)	(1,766,543)	(825,550)	(610,400)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		297,620	1,615,397	1,744,738	238,600	430,123
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(323,304)	389,089	23,600	(55,999)	49,066
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			302,424		119,300	215,077
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(339,368)	473,551	55,066	(145,597)	49,066
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(250,011)	(523,422)	(1,016,200)	(266,983)	(305,200)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,923	903,323	1,094,443	59,650	215,061
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(167,724)	208,148	11,800	(13,999)	24,532
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			151,225		29,825	107,539
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (190,833)	$ 298,637	$ 27,532	$ (39,639)	$ 24,534

[1]	The Company’s CEO for all years presented is Harold Edwards.
[2]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
[3]

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025: Mark Palamountain

2024: Mark Palamountain

2023: Mark Palamountain

2022: Mark Palamountain, Alex Teague

2021: Mark Palamountain, Alex Teague

[4]	Total Shareholder Return assumes the investment of $100 in our common stock on October 31, 2020 through and including the end of the fiscal year for which Total Shareholder Return is depicted.
[5]	Peer Group Total Shareholder Return reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on October 31, 2020 into the Dow Jones U.S. Food Producers Index.
[6]	The dollar amounts reported are the Company’s net income (loss) reflected in the Company’s audited financial statements.
[7]	In the Company’s assessment, Adjusted EBITDA is the financial performance measure that is the most important financial performance measure used by the Company in fiscal year 2025 to link compensation actually paid to performance. The dollar amounts reported are the Company’s Adjusted EBITDA reflected in the Company’s Form 10-K, and represent earnings before interest, income taxes, depreciation and amortization (“EBITDA”), excluding stock-based compensation, named executive officer cash severance, pension settlement cost, impairment of intangible asset, gain or loss on disposal of assets, cash bonus related to sale of assets, gain on legal settlement, cash severance benefits, contract termination fee and gain on remeasurement of previously held equity method investment. Adjusted EBITDA is not prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and should not be construed as an alternative to reported results determined in accordance with GAAP. The non-GAAP information provided is unique to us and may not be consistent with methodologies used by other companies.